November 20, 1995



          Rule 24f-2 Notice for Seligman Pennsylvania Tax-Exempt Fund.



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Division of Investment Management
               File No. 33-5793

Dear Sirs:

     Seligman  Pennsylvania   Tax-Exempt  Fund  hereby  provides  the  following
information with respect to sales of its capital stock pursuant to Rule 24f-2 under the Investment Company Act of 1940:

    1.   Fiscal year for which notice is filed: September 30, 1995.

    2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year: -0-

    3. Number of shares registered during such fiscal year other than pursuant to Rule 24f-2: -0-

    4.   Number of shares sold during such fiscal year:  189,298 (a).


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    Securities and Exchange Commission                         November 20, 1995
    Division of Investment Management
                                     - 2 -

     5. Number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2: Same as item 4.


     A filing fee of $128.32 is enclosed as is the opinion of counsel required by Rule 24f-2.


                               Very truly yours,
                     Seligman Pennsylvania Tax-Exempt Fund

                                 Thomas G. Rose
                            By _____________________
                                 Thomas G. Rose
                                   Treasurer

    Enclosure
    _________________________




     (a) The Following is a calculation of the fee payable pursuant to paragraph
(c) of Rule 24f-2:

                                          Fiscal Year ended 9/30/95


                                              Class A         Class D


   Aggregate sales price of shares
     sold pursuant to Rule 24f-2             $1,073,924     $395,890

   Aggregate redemption or repurchase
     price of shares redeemed or
     purchased during previous fiscal year   (5,083,817)     (23,950)

   Aggregate redemption or repurchase
     price of shares previously applied
     pursuant to Rule 24e-2(a)                   -              -

   Total                                     ($4,009,893)    $371,940
                                             ------------   ----------
   Fee (Total X .000345)                        $0.00         $128.32


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                     SELIGMAN PENNSYLVANIA TAX-EXEMPT FUND


     The undersigned, Treasurer of Seligman Pennsylvania Tax-Exempt Fund, an un-incorporated business trust under the laws of Pennsylvania (the "Company"), does hereby certify as follows:

     1. From October 1, 1994 through September 30, 1995, the Company issued an aggregate of 189,298 shares of Beneficial Interest, $0.001 par value.

     2. In respect of the issuance of such 189,298 shares, the Company received aggregate cash consideration (net of any sales commissions) of $1,435,765.


     3.  With  respect  to  each  share  issued,   the  Company   received  cash
consideration not less than its net asset value per share on the date issued and not less than $0.001.

     4. The Declaration of Trust permits the Trustees to issue unlimited number of full and fractional shares of Beneficial Interest, $.001 par value.


     In Witness Thereof, I have hereunto signed my name as Treasurer of the Company.


Date:  October 11, 1995
                                                                  Thomas G. Rose
                                                        ________________________
                                                                  Thomas G. Rose
                                                                       Treasurer